Consolidated Balance Sheets (Parenthetical) (USD $) In Millions	May 29, 2011	May 30, 2010
Consolidated Balance Sheets
Common stock, no par value
Common stock, Authorized	500.0	500.0
Common stock, issued	287.2	285.2
Common stock, outstanding	134.6	140.6
Preferred stock, no par value
Preferred stock, Authorized	25.0	25.0
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Treasury stock, shares	152.6	144.6